Income Tax Expense	12 Months Ended
Jun. 30, 2018
Income Tax Expense

NOTE 6. INCOME TAX EXPENSE

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$	June 30, 2016 A$
Current tax
Current tax on profits for the year	1,676	(43,193)	3,121

Total current tax expense	1,676	(43,193)	3,121

Deferred income tax
Increase in deferred tax assets (note 12)	(103,660)	(419,460)	(921,463)
Decrease in deferred tax liabilities (note 12)	103,660	(274,734)	(262,675)

Total deferred tax (benefit)/expense	—	(694,194)	(1,184,138)

Income tax (benefit)/expense	1,676	(737,387)	(1,181,017)

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$	June 30, 2016 A$
Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	(12,744,344)	(10,104,593)	(63,196,201)
Tax at the Australian tax rate of 27.5% (2017 27.5% and 2016: 30%)	(3,504,695)	(2,778,763)	(18,958,860)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	807,896	234,385	14,858,019
Other non-deductible expenses	2,962,323	628,111	598,016
Non-assessable income	(883,971)	(911,975)	(266,125)
Capital listing fee	(79,152)	(64,120)	(90,305)
Difference in overseas tax rates*	828,289	811,346	1,184,138

	130,690	(2,081,016)	(2,675,117)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	(129,014)	1,343,629	1,494,100

Income tax (benefit)/expense**	1,676	(737,387)	(1,181,017)

*	Difference in overseas tax rate is as a result of reduced corporate income tax rate of 15% applicable to the Immutep subsidiary in France.
**	Income tax expense /(benefit) relates to tax payable in the United States and for the prior year movement in deferred tax assets and liabilities for the French subsidiary.

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$	June 30, 2016 A$
Deferred tax assets not recognized
Deferred tax assets not recognized comprises temporary differences attributable to:
Carried forward tax losses benefit	34,854,437	30,987,750	32,044,352
Temporary differences	27,366	57,955	438,284

Total deferred tax assets not recognized	34,881,803	31,045,705	32,482,636

The above potential tax benefit, which includes tax losses and temporary differences has not been recognized in the consolidated balance sheet as the recovery of this benefit is not probable. There is no expiration date for the tax losses carried forward. The estimated amount of cumulative tax losses at June 30, 2018 was $126,743,409 (2017 – $112,682,727). Utilization of these tax losses is dependent on the parent entity satisfying certain tests at the time the losses are recouped.